Shareholder Report, Line Graph (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	May 07, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Jun. 19, 2015	Dec. 31, 2014	Jun. 30, 2014
Class I
Account Value [Line Items]
Account Value	$ 14,773	$ 14,037	$ 13,209	$ 12,766	$ 13,224	$ 14,774	$ 14,429	$ 13,527	$ 12,252	$ 13,041	$ 12,572		$ 11,494	$ 11,835	$ 11,898	$ 11,705	$ 11,105	$ 11,197	$ 10,456	$ 10,296		$ 10,111	$ 10,000
Class i
Account Value [Line Items]
Account Value	20,430	19,419	17,625	16,020	15,005	19,378	19,026	15,573	11,363	13,888	12,875		11,119	13,275	12,735	11,694	10,696	9,654	9,175	10,206		10,115	10,000
Class S
Account Value [Line Items]
Account Value	20,097	19,080	17,301	15,700	14,690	18,944	18,582	15,185	11,073	13,503	12,509		10,782	12,863	12,327	11,301	10,319	9,291	8,822	9,800	$ 10,000
Class I [Default Label]
Account Value [Line Items]
Account Value	19,919	19,752	18,159	15,814	15,700	17,175	17,381	12,498	9,388	11,949	11,286		10,756	14,712	13,856	13,011	11,743	9,916	10,060	11,170		11,007	10,000
class I
Account Value [Line Items]
Account Value	16,683	15,822	14,604	13,888	13,190	15,676	13,926	12,309	10,044	11,298	10,220	$ 10,000
Bloomberg Barclays Agg
Account Value [Line Items]
Account Value	11,430	11,511	11,137	10,908	11,242	12,540	12,532	12,736	12,575	11,848	11,564		10,898	10,720	10,896	10,763	10,523	10,797	10,252	10,184		10,195	10,000
Russell 2500 Class I
Account Value [Line Items]
Account Value	21,561	21,066	19,516	17,938	17,184	21,974	21,749	18,594	13,784	15,498	14,466		12,131	14,216	13,480	12,227	11,538	10,202	9,811	10,590		10,104	10,000
Russell 2500 Class S
Account Value [Line Items]
Account Value	19,857	19,401	17,974	16,521	15,826	20,238	20,030	17,125	12,695	14,273	13,323		11,173	13,092	12,415	11,261	10,626	9,395	9,036	9,754	$ 10,000
Russell Microcap
Account Value [Line Items]
Account Value	17,143	17,288	16,178	15,811	15,171	20,258	21,901	16,975	12,459	14,032	13,083		11,460	14,598	13,186	12,144	11,651	9,516	9,681	10,822		10,207	10,000
Russell 2000 [Member]
Account Value [Line Items]
Account Value	19,671	19,338	17,875	16,537	15,915	20,784	21,278	18,103	13,133	15,093	14,067		$ 12,024	$ 14,548	$ 13,514	$ 12,376	$ 11,787	$ 9,932	$ 9,716	$ 10,648		$ 10,165	$ 10,000
Russell 1000
Account Value [Line Items]
Account Value	15,522	14,558	13,731	13,063	12,311	14,130	13,213	11,291	9,199	10,984	10,089	10,000
Russell 3000 [Member]
Account Value [Line Items]
Account Value	$ 19,440	$ 17,119	$ 15,790	$ 13,591	$ 13,274	$ 16,822	$ 15,410	$ 13,387	$ 10,688	$ 11,073	$ 10,033	$ 10,000